Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal
State					1,600	1,600
Total current					1,600	1,600
Federal
State
Total deferred
Provision for income taxes			$ 1,600		$ 1,600	$ 1,600